EARNINGS / (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS / (LOSS) PER SHARE [Abstract]
Earnings / (Loss) Per Share
The following reflects the income and share data used in the basic and diluted earnings / (loss) per ordinary share computations:

	Years ended December 31,
In thousands of USD, except for the per share data	2023	2022	2021
Profit / (loss) attributable to ordinary equity shareholders of the Group	(56,656)	(60,366)	82,643
Weighted average number of ordinary shares outstanding (thousand shares)(1)	110,494	108,681	108,681
Basic earnings / (loss) per share (In USD)	(0.51)	(0.56)	0.76

Profit / (loss) attributable to ordinary equity shareholders of the Group	(56,656)	(60,366)	82,643
Increase in profit attributable to ordinary equity shareholders of the Group resulted from conversion of convertible debt	-	-	1,223
Profit / (loss) attributable to ordinary equity shareholders of the Group for diluted EPS	(56,656)	(60,366)	83,866

Weighted average number of ordinary shares outstanding (thousand shares)	110,494	108,681	108,681
Adjusted for:
- Assumed conversion of convertible debt	-	-	1,808
- Assumed exercise of share awards	-	-	754
Weighted average number of shares outstanding for diluted EPS (thousand shares)	110,494	108,681	111,243

Diluted earnings / (loss) per share (In USD)	(0.51)	(0.56)	0.75

(1)
The weighted average number of ordinary shares outstanding for the years ended December 31, 2022 and 2021 was retrospectively adjusted to reflect the reverse recapitalization effectuated in April 2023. See Note 1

(2)
Each Class A ordinary share carries 1 vote and each Class V ordinary share carries 10 votes. All classes of shares are entitled to dividend and rank pari passu except for voting rights. They are included in the ordinary shares and the shareholders of the shares are referred to as the ordinary equity shareholders in the context of notes and presentations of earnings per share.